Document and Entity Information	0 Months Ended
Mar. 19, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar. 19, 2013
Registrant Name	US GLOBAL INVESTORS FUNDS
Central Index Key	0000101507
Amendment Flag	false
Document Creation Date	Mar. 19, 2013
Document Effective Date	Mar. 19, 2013
Prospectus Date	May 01, 2012
All American Equity Fund | All American Equity Fund | All American Equity Fund
Risk/Return:
Trading Symbol	GBTFX
Holmes Growth Fund | Holmes Growth Fund | Holmes Growth Fund
Risk/Return:
Trading Symbol	ACBGX
MegaTrends Fund | MegaTrends Fund | Investors Class Shares
Risk/Return:
Trading Symbol	MEGAX
MegaTrends Fund | MegaTrends Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	MEGIX
Gold and Precious Metals Fund | Gold and Precious Metals Fund | Gold and Precious Metals Fund
Risk/Return:
Trading Symbol	USERX
World Precious Minerals Fund | World Precious Minerals Fund | World Precious Minerals Fund
Risk/Return:
Trading Symbol	UNWPX
World Precious Minerals Fund | World Precious Minerals Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	UNWIX
Global Resources Fund | Global Resources Fund | Global Resources Fund
Risk/Return:
Trading Symbol	PSPFX
Global Resources Fund | Global Resources Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	PIPFX
Emerging Europe Fund | Emerging Europe Fund | Eastern European Fund
Risk/Return:
Trading Symbol	EUROX
Global Emerging Markets Fund | Global Emerging Markets Fund | Global Emerging Markets Fund
Risk/Return:
Trading Symbol	GEMFX
China Region Fund | China Region Fund | China Region Fund
Risk/Return:
Trading Symbol	USCOX